SHARE OPTIONS - Summary of Share Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 6.70	$ 6.88
Outstanding - Unvested (in shares)	500,000	800,000
Weighted Average Exercise Price (in dollars per share)	$ 6.70	$ 6.88
Options Outstanding and Unvested, Weighted Average Remaining Contractual Life	2 years 6 months 18 days	3 years 6 months 18 days
Options Outstanding and Exercisable, Number of options (in shares)	150,000	300,000
Options Outstanding and Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 4.84	$ 3.80
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life	2 years 9 months 14 days	3 years 6 months 18 days